Premises and Equipment, Net (Future minimum payments under non-cancelable operating leases) (Details)	12 Months Ended
	Dec. 31, 2017 USD ($) lease_agreement	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)
Operating Leases, Future Minimum Payments Due, Fiscal Year Maturity [Abstract]
2013	$ 421,394
2014	423,599
2015	424,968
2016	426,359
2017	438,754
Thereafter	1,154,665
Total Future Minimum Payments	3,289,739
Total rental expense	$ 409,000	$ 399,000	$ 417,000
Number of operating lease agreements | lease_agreement	5
Monthly rent expense	$ 7,900
Lease One [Member]
Operating Leases, Future Minimum Payments Due, Fiscal Year Maturity [Abstract]
Monthly rent expense	$ 6,900
Operating lease renewal option	30 years
Lease Two [Member]
Operating Leases, Future Minimum Payments Due, Fiscal Year Maturity [Abstract]
Monthly rent expense	$ 900
Operating lease renewal option	10 years
Lease Three [Member]
Operating Leases, Future Minimum Payments Due, Fiscal Year Maturity [Abstract]
Monthly rent expense	$ 8,600
Operating lease renewal option	45 years
Lease Four [Member]
Operating Leases, Future Minimum Payments Due, Fiscal Year Maturity [Abstract]
Monthly rent expense	$ 10,000
Operating lease renewal option	20 years